UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:  October 3, 2004
                                                ---------------

Check here if Amendment ; Amendment Number:_____
   This Amendment (check only one):  is a restatement.
                                             adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Hershey Foods Corporation - Master Retirement Trust
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Address:         100 Crystal A Drive
                 ---------------------------------------------------------------
                 Hershey, PA  17033
                 ---------------------------------------------------------------

Form 13F File Number:           28-
                                -------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         James G. Nolan
              ------------------------------------------------------------------
 Title:       Assistant Treasurer and Director, Benefit Plan Asset Management
              ------------------------------------------------------------------
Phone:        717 534 7019
              ------------------------------------------------------------------

Signature, Place and Date of Signing:

/s/ James G. Nolan       Hershey, Pennsylvania           November 17, 2004
---------------------  -------------------------    -----------------------
   [Signature]             [City, State]                     [Date]


Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page
Form 13F Information Table Entry Total:  0076
Form 13F Information Table Value Total:  179,809

T-NARR-SH-132

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT           -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (X$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-    SOLE   SHARED     NONE
  ABBOTT LAB COM                 COM              002824100      834    19700 SH       SOLE                  19700
  ALCOA INC COM STK              COM              013817101      148     4400 SH       SOLE                   4400
  AMER EXPRESS CO COM            COM              025816109     1163    22600 SH       SOLE                  22600
  AMERN INTL GROUP INC COM       COM              026874107     5991    88112 SH       SOLE                  88112
  AMGEN INC COM                  COM              031162100      283     5000 SH       SOLE                   5000
  ANHEUSER BUSCH COS INC COM     COM              035229103      679    13600 SH       SOLE                  13600
  APPLIED MATERIALS INC COM      COM              038222105     1906   115600 SH       SOLE                 115600
  BAUSCH & LOMB INC COM          COM              071707103      665    10000 SH       SOLE                  10000
  BELLSOUTH CORP COM STK         COM              079860102     3824   141000 SH       SOLE                 141000
  BK AMER CORP COM               COM              060505104     6047   139546 SH       SOLE                 139546
  BOEING CO COM                  COM              097023105      465     9000 SH       SOLE                   9000
  BRISTOL MYERS SQUIBB CO COM    COM              110122108     4556   192500 SH       SOLE                 192500
  CAMPBELL SOUP CO COM           COM              134429109     1041    39600 SH       SOLE                  39600
  CHEVRONTEXACO CORP COM         COM              166764100     3054    56928 SH       SOLE                  56928
  CISCO SYS INC COM              COM              17275R102     2317   128000 SH       SOLE                 128000
  CITIGROUP INC COM              COM              172967101     4040    91563 SH       SOLE                  91563
  CLOROX CO COM                  COM              189054109     1455    27300 SH       SOLE                  27300
  COCA COLA CO COM               COM              191216100     5162   128900 SH       SOLE                 128900
  COLGATE-PALMOLIVE CO COM       COM              194162103      949    21000 SH       SOLE                  21000
  DELL INC COM STK               COM              24702R101      961    27000 SH       SOLE                  27000
  DISNEY WALT CO COM             COM              254687106      931    41300 SH       SOLE                  41300
  DU PONT E I DE NEMOURS & CO CO COM              263534109      403     9423 SH       SOLE                   9423
  ELI LILLY & CO COM             COM              532457108      330     5500 SH       SOLE                   5500
  EMC CORP COM                   COM              268648102     1703   147600 SH       SOLE                 147600
  EXXON MOBIL CORP COM           COM              30231G102     2685    55564 SH       SOLE                  55564
  FHLMC COM                      COM              313400301      620     9500 SH       SOLE                   9500
  FNMA COM STK                   COM              313586109      818    12900 SH       SOLE                  12900
  GEN ELEC CO COM                COM              369604103     3022    90000 SH       SOLE                  90000
  GILLETTE CO COM                COM              375766102     1419    34000 SH       SOLE                  34000
  GOLDMAN SACHS GROUP INC COM    COM              38141G104      466     5000 SH       SOLE                   5000
  HOME DEPOT INC COM             COM              437076102     4524   115400 SH       SOLE                 115400
  HOSPIRA INC COM                COM              441060100       60     1970 SH       SOLE                   1970
  INTEL CORP COM                 COM              458140100     3811   190000 SH       SOLE                 190000
  INTL BUSINESS MACHS CORP COM   COM              459200101     4390    51200 SH       SOLE                  51200
  ISHARES TR RUSSELL MIDCAP GROW COM              464287481     5787    78000 SH       SOLE                  78000
  ISHARES TR RUSSELL 1000 INDEX  COM              464287622     9098   152500 SH       SOLE                 152500
  JOHNSON & JOHNSON COM          COM              478160104      648    11500 SH       SOLE                  11500
  JPMORGAN CHASE & CO COM        COM              46625H100     1052    26484 SH       SOLE                  26484
  KIMBERLY-CLARK CORP COM        COM              494368103     1033    16000 SH       SOLE                  16000
  MC DONALDS CORP COM            COM              580135101      533    19000 SH       SOLE                  19000
  MEDTRONIC INC COM              COM              585055106     1765    34000 SH       SOLE                  34000
  MERCK & CO INC COM             COM              589331107     4544   137700 SH       SOLE                 137700
  MERRILL LYNCH & CO INC COM     COM              590188108     1511    30400 SH       SOLE                  30400
  MFC ISHARES TR RUSSELL MIDCAP  COM              464287499     4487    64000 SH       SOLE                  64000
  MFC ISHARES TR RUSSELL MIDCAP  COM              464287473      330     3300 SH       SOLE                   3300
  MFC ISHARES TR RUSSELL 1000 GR COM              464287614     9718   215000 SH       SOLE                 215000
  MFC ISHARES TR RUSSELL 1000 VA COM              464287598      303     5000 SH       SOLE                   5000
  MFC ISHARES TR RUSSELL 2000 GR COM              464287648    16320   278500 SH       SOLE                 278500
  MFC ISHARES TR RUSSELL 2000 IN COM              464287655    14971   131500 SH       SOLE                 131500
  MFC ISHARES TR RUSSELL 2000 VA COM              464287630      223     1300 SH       SOLE                   1300
  MFC MIDCAP SPDR TR UNIT SER 1  COM              595635103     1138    10500 SH       SOLE                  10500
  MICROSOFT CORP COM             COM              594918104     6476   234200 SH       SOLE                 234200
  MORGAN STANLEY                 COM              617446448       99     2000 SH       SOLE                   2000
  NATL CY CORP COM               COM              635405103     1352    35000 SH       SOLE                  35000
  NICOR INC COM                  COM              654086107     1101    30000 SH       SOLE                  30000
  ORACLE CORP COM                COM              68389X105      536    47500 SH       SOLE                  47500
  PEPSICO INC COM                COM              713448108     3333    68500 SH       SOLE                  68500
  PFIZER INC COM STK $.11 1/9 PA COM              717081103      961    31400 SH       SOLE                  31400
  PROCTER & GAMBLE CO COM        COM              742718109      552    10200 SH       SOLE                  10200
  SARA LEE CORP COM              COM              803111103      114     5000 SH       SOLE                   5000
  SBC COMMUNICATIONS INC COM     COM              78387G103     4347   167500 SH       SOLE                 167500
  SCHERING-PLOUGH CORP COM       COM              806605101     3896   204400 SH       SOLE                 204400
  SCHLUMBERGER LTD COM STK       COM              806857108      673    10000 SH       SOLE                  10000
  SOUTHERN CO COM STK            COM              842587107     1649    55000 SH       SOLE                  55000
  SUN TR BANKS INC COM           COM              867914103      493     7000 SH       SOLE                   7000
  SYSCO CORP COM                 COM              871829107     1717    57400 SH       SOLE                  57400
  TARGET CORP COM                COM              87612E106     1733    38300 SH       SOLE                  38300
  TELLABS INC COM                COM              879664100       92    10000 SH       SOLE                  10000
  TX INSTRS INC COM              COM              882508104     2341   110000 SH       SOLE                 110000
  VERIZON COMMUNICATIONS COM     COM              92343V104      559    14200 SH       SOLE                  14200
  VIACOM COM CL B                COM              925524308      166     4958 SH       SOLE                   4958
  WACHOVIA CORP NEW COM          COM              929903102      160     3400 SH       SOLE                   3400
  WAL-MART STORES INC COM        COM              931142103     1256    23600 SH       SOLE                  23600
  WELLS FARGO & CO NEW COM STK   COM              949746101     1431    24000 SH       SOLE                  24000
  ZIMMER HLDGS INC COM           COM              98956P102      221     2800 SH       SOLE                   2800
  3M CO COM                      COM              88579Y101      368     4600 SH       SOLE                   4600
  REPORT SUMMARY               0076 DATA RECORDS              179809         0000 OTHER MANAGER ON WHOSE  BEHALF REPORT IS FILED